RELATED PARTY TRANSACTIONS - Summary of Leasing Revenues Earned From Related Parties (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	$ 10,700	$ 54,600	$ 54,600
Profit share	0	6,400	0
Northern Ocean:
Related Party Transaction [Line Items]
Operating lease income	1,700	900	0
Interest income	$ 100	$ 0	$ 0